Transactions and balances with related parties	9 Months Ended
Sep. 30, 2020
Transactions and balances with related parties
Transactions and balances with related parties

24      Transactions and balances with related parties

Transactions with MTN

Our shareholder Mobile Telephone Networks Holdings (Pty) Ltd sold a significant number of shares in Jumia, during the third quarter of 2020, and no longer qualifies as a related party, as of September 30, 2020.

The Group engages in several initiatives with affiliates of MTN. For example, consumers may pay for transactions on Jumia’s platform with MTN’s mobile money. The Group has also set up dedicated MTN branded online stores on our platform. For the nine months ended September 30, 2020, the expenses incurred with MTN amounted to EUR 220 thousand (September 30, 2019: 438). For the three months ended September 30, 2020, the expenses incurred with MTN amounted to EUR 84 thousand (September 30, 2019: 159).

In 2020, the Group also entered into an agreement in which MTN prepaid for corporate and gift purchases in Jumia’s platform through vouchers, which amounted for the nine months ended September 30, 2020 to EUR 961 thousand (for the three months ended September 30, 2020: 221), from which EUR 864 thousand have been converted into revenue during the period. In 2019, MTN prepaid for their employees purchases in Jumia’s platform through the wallet top-ups which amounted for the nine months ended September 30, 2019 to EUR 524 thousand (for the three months ended September 30, 2019: 35), which have all been converted into revenue during the period.

Transactions with Key management

Key management includes the senior executives. The compensation paid or payable to key management for employee services is shown below:

	For the three months ended		For the nine months ended
In thousands of EUR	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Short-term employee benefits	714	4,576	2,447	6,035
Other benefits	7	(25)	15	24
Share-based compensation	1,222	2,113	4,316	9,305
Total	1,943	6,664	6,778	15,364